Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2024
Changes in other provisions [abstract]
Disclosure of change in provision

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2023/12/31		(used)	(unused)	2024/12/31
Provision for charges	40	0	0	0	40
TOTAL	40	0	0	0	40